UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2014

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments:

Putnam International Value Fund

The fund's portfolio
3/31/14 (Unaudited)

COMMON STOCKS (97.5%)(a)
	Shares	Value

Aerospace and defense (0.9%)

Airbus Group NV (France)	27,628	$1,978,828

		1,978,828
Air freight and logistics (2.0%)

Deutsche Post AG (Germany)	117,914	4,381,119

		4,381,119
Airlines (0.6%)

Japan Airlines Co., Ltd. (Japan)(UR)	28,100	1,381,385

		1,381,385
Auto components (0.6%)

Faurecia (France)(NON)	29,598	1,250,998

		1,250,998
Automobiles (4.1%)

Daimler AG (Registered Shares) (Germany)	36,504	3,449,371

Nissan Motor Co., Ltd. (Japan)	343,200	3,054,447

Toyota Motor Corp. (Japan)	47,500	2,673,242

		9,177,060
Banks (12.3%)

Australia & New Zealand Banking Group, Ltd. (Australia)	150,809	4,634,836

Banco Bilbao Vizcaya Argentaria SA (Right) (Spain)(NON)	101,554	23,784

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)	101,554	1,219,699

Banco Espirito Santo SA (Portugal)(NON)	667,872	1,250,407

Barclays PLC (United Kingdom)	545,091	2,121,019

BNP Paribas SA (France)	24,113	1,859,947

Erste Group Bank AG (Czech Republic)	32,651	1,115,545

HSBC Holdings PLC (United Kingdom)	532,227	5,390,362

Lloyds Banking Group PLC (United Kingdom)(NON)	1,102,641	1,372,267

Metro Bank PLC (acquired 1/15/14, cost $657,552) (Private) (United Kingdom)(F)(RES)(NON)	30,891	651,925

Sumitomo Mitsui Financial Group, Inc. (Japan)	104,700	4,462,993

UniCredit SpA (Italy)	334,370	3,054,074

		27,156,858
Beverages (1.3%)

Anheuser-Busch InBev NV (Belgium)	16,183	1,696,612

Britvic PLC (United Kingdom)	103,293	1,277,761

		2,974,373
Building products (0.8%)

Compagnie de Saint-Gobain (France)	27,623	1,668,704

		1,668,704
Capital markets (1.1%)

UBS AG (Switzerland)	114,383	2,362,574

		2,362,574
Chemicals (2.3%)

Arkema (France)	17,316	1,960,912

BASF SE (Germany)	29,027	3,226,315

		5,187,227
Commercial services and supplies (0.6%)

Serco Group PLC (United Kingdom)	180,487	1,266,784

		1,266,784
Construction and engineering (1.6%)

Vinci SA (France)	48,628	3,611,557

		3,611,557
Construction materials (0.9%)

Buzzi Unicem SpA (Italy)	33,656	627,798

Holcim, Ltd. (Switzerland)	15,148	1,254,266

		1,882,064
Consumer finance (0.7%)

Credit Saison Co., Ltd. (Japan)	74,800	1,485,530

		1,485,530
Diversified financial services (3.7%)

Challenger, Ltd. (Australia)	356,500	2,117,664

ING Groep NV GDR (Netherlands)(NON)	427,188	6,046,995

		8,164,659
Diversified telecommunication services (1.9%)

Iliad SA (France)	2,133	615,034

Telstra Corp., Ltd. (Australia)	302,500	1,426,876

Ziggo NV (Netherlands)	48,200	2,141,487

		4,183,397
Electrical equipment (0.6%)

Schneider Electric SA (France)	14,157	1,255,043

		1,255,043
Electronic equipment, instruments, and components (0.5%)

Hitachi, Ltd. (Japan)	154,000	1,134,440

		1,134,440
Energy equipment and services (0.4%)

Ezion Holdings, Ltd. (Singapore)	506,400	871,851

		871,851
Food and staples retail (0.8%)

Seven & I Holdings Co., Ltd. (Japan)	30,000	1,144,235

WM Morrison Supermarkets PLC (United Kingdom)	147,320	523,138

		1,667,373
Food products (1.8%)

Kerry Group PLC Class A (Ireland)	28,900	2,206,098

Nestle SA (Switzerland)	23,917	1,800,437

		4,006,535
Gas utilities (1.0%)

Tokyo Gas Co., Ltd. (Japan)	447,000	2,266,442

		2,266,442
Hotels, restaurants, and leisure (1.6%)

TUI Travel PLC (United Kingdom)	485,870	3,547,880

		3,547,880
Household durables (2.5%)

Bellway PLC (United Kingdom)	94,097	2,604,106

Panasonic Corp. (Japan)	178,000	2,030,674

Sekisui House, Ltd. (Japan)	81,000	1,003,607

		5,638,387
Industrial conglomerates (2.5%)

Siemens AG (Germany)	28,894	3,889,027

Toshiba Corp. (Japan)	379,000	1,601,932

		5,490,959
Insurance (9.1%)

ACE, Ltd.	30,286	3,000,130

Admiral Group PLC (United Kingdom)	25,572	608,790

AIA Group, Ltd. (Hong Kong)	375,400	1,783,582

Allianz SE (Germany)	8,229	1,391,010

AXA SA (France)	113,646	2,953,587

Intact Financial Corp. (Canada)	23,500	1,462,506

MS&AD Insurance Group Holdings (Japan)	28,500	651,697

Prudential PLC (United Kingdom)	162,873	3,444,406

SCOR SE (France)	53,590	1,875,237

St James's Place PLC (United Kingdom)	152,240	2,093,907

Tokio Marine Holdings, Inc. (Japan)	29,600	887,417

		20,152,269
Leisure products (0.6%)

Sega Sammy Holdings, Inc. (Japan)	56,100	1,253,950

		1,253,950
Machinery (0.6%)

SMC Corp. (Japan)	4,700	1,236,694

		1,236,694
Media (3.3%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)(NON)	65,674	1,010,614

Liberty Global PLC Ser. C (United Kingdom)(NON)	40,000	1,628,400

Numericable Group SA (France)(NON)(S)	31,038	1,219,928

WPP PLC (United Kingdom)	166,413	3,431,877

		7,290,819
Metals and mining (1.3%)

Fortescue Metals Group, Ltd. (Australia)	251,465	1,231,813

Glencore Xstrata PLC (United Kingdom)	319,927	1,647,035

		2,878,848
Multi-utilities (2.1%)

Centrica PLC (United Kingdom)	516,670	2,839,925

Veolia Environnement (France)	92,421	1,828,369

		4,668,294
Oil, gas, and consumable fuels (9.8%)

BG Group PLC (United Kingdom)	53,035	988,063

Canadian Natural Resources, Ltd. (Canada)	82,100	3,146,610

ENI SpA (Italy)	174,939	4,388,694

Origin Energy, Ltd. (Australia)	135,852	1,801,304

Royal Dutch Shell PLC Class A (United Kingdom)	260,484	9,516,852

Suncor Energy, Inc. (Canada)	52,900	1,847,552

		21,689,075
Pharmaceuticals (10.4%)

Astellas Pharma, Inc. (Japan)	242,500	2,872,777

AstraZeneca PLC (United Kingdom)	36,868	2,382,671

Bayer AG (Germany)	35,005	4,734,693

GlaxoSmithKline PLC (United Kingdom)	79,757	2,116,168

Roche Holding AG-Genusschein (Switzerland)	4,311	1,292,252

Sanofi (France)	73,129	7,624,468

Stada Arzneimittel AG (Germany)	20,672	884,693

Takeda Pharmaceutical Co., Ltd. (Japan)	22,300	1,055,708

		22,963,430
Real estate investment trusts (REITs) (1.5%)

Hibernia REIT PLC (Ireland)(NON)(R)	1,229,882	1,792,619

Shopping Centres Australasia Property Group (Australia)(R)	940,742	1,448,793

		3,241,412
Real estate management and development (1.8%)

Hongkong Land Holdings, Ltd. (Hong Kong)	200,000	1,293,547

Mitsubishi Estate Co., Ltd. (Japan)	83,000	1,975,231

Sun Hung Kai Properties, Ltd. (Hong Kong)	63,000	772,490

		4,041,268
Semiconductors and semiconductor equipment (1.1%)

NXP Semiconductor NV(NON)	11,400	670,434

Samsung Electronics Co., Ltd. (South Korea)	1,489	1,882,943

		2,553,377
Specialty retail (1.0%)

Kingfisher PLC (United Kingdom)	249,956	1,756,034

Pets at Home Group PLC (United Kingdom)(NON)	130,781	523,276

		2,279,310
Technology hardware, storage, and peripherals (1.5%)

ASUSTeK Computer, Inc. (Taiwan)	125,000	1,235,332

Konica Minolta Holdings, Inc. (Japan)	107,500	1,001,212

Pegatron Corp. (Taiwan)	720,000	1,075,725

		3,312,269
Textiles, apparel, and luxury goods (0.2%)

Moncler SpA (Italy)(NON)	20,429	349,267

		349,267
Tobacco (1.7%)

Japan Tobacco, Inc. (Japan)	89,400	2,803,252

Philip Morris International, Inc.	12,500	1,023,375

		3,826,627
Trading companies and distributors (1.5%)

ITOCHU Corp. (Japan)	95,500	1,114,024

Mitsubishi Corp. (Japan)	121,000	2,243,851

		3,357,875
Wireless telecommunication services (2.9%)

KDDI Corp. (Japan)	22,700	1,320,981

SoftBank Corp. (Japan)	14,500	1,093,582

Vodafone Group PLC (United Kingdom)	1,074,147	3,945,054

		6,359,617

Total common stocks (cost $179,937,056)		$215,446,428

U.S. TREASURY OBLIGATIONS (0.0%)(a)
	Principal amount	Value

U.S. Treasury Inflation Protected Securities 2 1/8s, February 15, 2040(i)	$8,654	$10,435

Total U.S. treasury Obligations (cost $10,435)		$10,435

SHORT-TERM INVESTMENTS (2.9%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)	1,149,484	$1,149,484

Putnam Short Term Investment Fund 0.07%(AFF)	3,723,119	3,723,119

SSgA Prime Money Market Fund zero %(P)	400,000	400,000

U.S. Treasury Bills zero % January 8, 2015(i)	$125,000	124,913

U.S. Treasury Bills with effective yields ranging from 0.11% to 0.12%, November 13, 2014(SEGSF)	208,000	207,912

U.S. Treasury Bills with an effective yield of 0.10%, May 29, 2014	48,000	47,992

U.S. Treasury Bills with an effective yield of 0.10%, May 1, 2014	151,000	150,987

U.S. Treasury Bills with an effective yield of 0.10%, April 3, 2014	494,000	493,997

Total short-term investments (cost $6,298,345)		$6,298,404

TOTAL INVESTMENTS

Total investments (cost $186,245,836)(b)		$221,755,267

FORWARD CURRENCY CONTRACTS at 3/31/14 (aggregate face value $120,630,538) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/16/14	$7,688,719	$7,380,642	$308,077
Barclays Bank PLC
	British Pound	Buy	6/18/14	1,660,356	1,665,668	(5,312)
	Canadian Dollar	Sell	4/16/14	1,916,926	1,981,159	64,233
	Hong Kong Dollar	Buy	5/21/14	2,439,570	2,436,956	2,614
	Japanese Yen	Sell	5/21/14	910,034	922,505	12,471
	Singapore Dollar	Buy	5/21/14	952,246	939,311	12,935
	Swedish Krona	Buy	6/18/14	583,660	586,309	(2,649)
	Swiss Franc	Buy	6/18/14	19,128	19,047	81
Citibank, N.A.
	British Pound	Buy	6/18/14	2,157,546	2,159,830	(2,284)
	Danish Krone	Buy	6/18/14	812,486	809,554	2,932
	Euro	Sell	6/18/14	14,638,299	14,624,591	(13,708)
Credit Suisse International
	Australian Dollar	Sell	4/16/14	4,487,078	4,306,783	(180,295)
	British Pound	Sell	6/18/14	3,201,579	3,205,187	3,608
	Canadian Dollar	Sell	4/16/14	95,670	98,938	3,268
	Euro	Buy	6/18/14	3,358,456	3,355,764	2,692
	Japanese Yen	Buy	5/21/14	6,477,254	6,565,468	(88,214)
	Norwegian Krone	Buy	6/18/14	2,260,291	2,254,566	5,725
	Swedish Krona	Buy	6/18/14	3,015,831	3,029,951	(14,120)
	Swiss Franc	Buy	6/18/14	2,926,420	2,913,568	12,852
Deutsche Bank AG
	British Pound	Sell	6/18/14	3,107,606	3,079,524	(28,082)
	Canadian Dollar	Sell	4/16/14	838,876	867,691	28,815
	Euro	Buy	6/18/14	2,357,986	2,327,012	30,974
Goldman Sachs International
	Japanese Yen	Buy	5/21/14	4,226,842	4,284,092	(57,250)
HSBC Bank USA, National Association
	British Pound	Buy	6/18/14	2,408,307	2,410,638	(2,331)
	Euro	Sell	6/18/14	2,344,899	2,343,182	(1,717)
JPMorgan Chase Bank N.A.
	British Pound	Buy	6/18/14	6,964,997	6,986,073	(21,076)
	Canadian Dollar	Sell	4/16/14	1,997,405	2,043,447	46,042
	Euro	Buy	6/18/14	921,127	921,586	(459)
	Norwegian Krone	Buy	6/18/14	1,003,773	1,001,013	2,760
	Singapore Dollar	Buy	5/21/14	1,180,410	1,164,471	15,939
	Swedish Krona	Buy	6/18/14	2,190,678	2,200,642	(9,964)
State Street Bank and Trust Co.
	Australian Dollar	Sell	4/16/14	526,812	538,712	11,900
	Euro	Buy	6/18/14	2,948,928	2,952,472	(3,544)
	Israeli Shekel	Buy	4/16/14	1,012,601	1,007,675	4,926
	Japanese Yen	Sell	5/21/14	353,645	367,746	14,101
	Swedish Krona	Buy	6/18/14	80,862	81,215	(353)
UBS AG
	British Pound	Sell	6/18/14	7,653,965	7,662,255	8,290
	Canadian Dollar	Sell	4/16/14	138,079	142,823	4,744
	Euro	Sell	6/18/14	2,090,339	2,088,716	(1,623)
	Swiss Franc	Buy	6/18/14	1,413,691	1,407,105	6,586
WestPac Banking Corp.
	Australian Dollar	Buy	4/16/14	2,162,284	2,074,888	87,396
	British Pound	Buy	6/18/14	127,297	127,415	(118)
	Canadian Dollar	Sell	4/16/14	1,055,444	1,091,586	36,142
	Euro	Buy	6/18/14	4,015,931	4,009,146	6,785
	Japanese Yen	Sell	5/21/14	8,084,424	8,193,616	109,192

Total						$412,981

Key to holding's abbreviations
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through March 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $220,959,846.
(b)	The aggregate identified cost on a tax basis is $188,220,550, resulting in gross unrealized appreciation and depreciation of $39,737,091 and $6,202,374, respectively, or net unrealized appreciation of $33,534,717.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $651,925, or 0.3% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$1,686,798	$53,031,636	$50,995,315	$2,729	$3,723,119
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $1,149,484, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,098,403.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(UR)	At the reporting period end, 7,200 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights and, until 2014, are not eligible for receipt of dividends.
	At the close of the reporting period, the fund maintained liquid assets totaling $299,658 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	25.3%
	Japan	19.0
	France	13.5
	Germany	10.0
	Australia	5.8
	United States	4.2
	Italy	3.8
	Netherlands	3.7
	Switzerland	3.0
	Canada	2.9
	Ireland	1.8
	Hong Kong	1.7
	Taiwan	1.1
	Spain	1.0
	South Korea	0.9
	Belgium	0.8
	Portugal	0.6
	Czech Republic	0.5
	Other	0.4

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $328,842 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $159,920.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$20,771,751	$10,015,920	$—
Consumer staples	8,527,421	3,947,487	—
Energy	19,887,771	2,673,155	—
Financials	44,438,865	21,513,780	651,925
Health care	19,034,945	3,928,485	—
Industrials	18,051,062	7,577,886	—
Information technology	670,434	6,329,652	—
Materials	8,716,326	1,231,813	—
Telecommunication services	6,701,575	3,841,439	—
Utilities	4,668,294	2,266,442	—
Total common stocks	151,468,444	63,326,059	651,925
U.S. treasury obligations	—	10,435	—
Short-term investments	4,123,119	2,175,285	—

Totals by level	$155,591,563	$65,511,779	$651,925

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$412,981	$—

Totals by level	$—	$412,981	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$846,080	$433,099

Total	$846,080	$433,099

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$142,900,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$308,077	$92,334	$2,932	$28,145	$59,789	$—	$—	$64,741	$30,927	$19,620	$239,515	$846,080

	Total Assets	$308,077	$92,334	$2,932	$28,145	$59,789	$—	$—	$64,741	$30,927	$19,620	$239,515	$846,080
	Liabilities:
	Forward currency contracts#	$—	$7,961	$15,992	$282,629	$28,082	$57,250	$4,048	$31,499	$3,897	$1,623	$118	$433,099

	Total Liabilities	$—	$7,961	$15,992	$282,629	$28,082	$57,250	$4,048	$31,499	$3,897	$1,623	$118	$433,099

	Total Financial and Derivative Net Assets	$308,077	$84,373	$(13,060)	$(254,484)	$31,707	$(57,250)	$(4,048)	$33,242	$27,030	$17,997	$239,397	$412,981
	Total collateral received (pledged)##†	$270,000	$84,373	$—	$(159,920)	$31,707	$—	$—	$—	$—	$—	$—	$226,160
	Net amount	$38,077	$—	$(13,060)	$(94,564)	$—	$(57,250)	$(4,048)	$33,242	$27,030	$17,997	$239,397	$186,821

†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement. (Note 1)
##	Any over-collateralization of total financial and derivative net assets is not shown.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2014